MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 4,425	$ 20,471
Additions	14,078	0	$ 23,164
Sale or maturity	(5,511)	(15,871)	(11,807)
Changes in fair value during the year	(26)	(175)
Balance at end of the year	$ 12,966	$ 4,425	$ 20,471